Related party transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions
36. Related party transactions
Pursuant to IAS 24 — Related Party Disclosures (“IAS 24”), the related parties of the Group are all entities and individuals (and their close family members) capable of exercising control, joint control or significant influence over the Group and its subsidiaries, including the Group’s controlling shareholder, Monterubello s.s. (“Monterubello”), as well as other companies owned by Monterubello and its shareholders. Related parties also include the Group’s associates and joint arrangements, members of the Group’s Board of Directors and executives with strategic responsibilities, as well as their families and entities controlled by them.

The Group’s transactions with related parties are primarily of a commercial and/or financial nature and are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are further described below.
Transactions with associates
•The purchase of raw materials (primarily carded yarns) from Filati Biagioli Modesto.
•The purchase of finished products from Norda Run Inc. and Luigi Fedeli e Figlio S.r.l.
•A supply agreement with TFI and its subsidiaries (the “TFI Group”), prior to the completion of the TFI Acquisition in April 2023, following which TFI Group is part of the Ermenegildo Zegna Group and is no longer a related party that requires separate disclosure.
Transactions with Monterubello and companies controlled by Monterubello or its shareholders, the Company’s directors or the Senior Management Team
•The purchase of raw materials (primarily wool) from Gruppo Schneider S.p.A and its subsidiaries (the “Schneider Group”).
•The purchase of industrial services (primarily finishing of fabrics), from Finissaggio e Tintoria Ferraris S.p.A.
•The purchase of industrial services from Pettinatura di Verrone S.r.l.
•The rental of properties from EZ Real Estate S.p.A. (“EZ Real Estate”) or its subsidiaries under lease agreements.
•Licensing, marketing and other sustainability-related services from Oasi Zegna.
•Support to the activities of Fondazione Zegna, a charitable organization which provides an opportunity for charitable work on the part of the Zegna family and Group employees. Fondazione Zegna supports and funds projects in cooperation with non-profit organizations operating in various fields and different parts of the world.
•Put contracts entered into with Mr. Thom Browne as part of the Group’s investments in Thom Browne whereby the Group has been required to, and may in the future be required to, purchase all or a portion of the remaining non-controlling interests in Thom Browne. For additional information relating to the Thom Browne put option, see Note 28 — Other non-current financial liabilities.
Transactions with other related parties connected to directors and shareholders
•Transactions with UBS Group AG and its subsidiaries (together referred to as the “UBS Group AG”) for borrowings, revolving credit lines and financial assets the Group holds (mainly cash and cash equivalents and other securities), as well as derivative contracts in the course of the Group’s risk management activities. UBS Group AG also provides certain financial guarantees to third parties on behalf of the Group. Following Mr. Sergio Ermotti’s appointment as Group Chief Executive Officer of UBS Group AG effective April 5, 2023, UBS Group AG and its subsidiaries qualify as related parties of the Group.
The following table summarizes transactions with related parties for the years ended December 31, 2025, 2024 and 2023.

	For the years ended December 31,
	2025						2024						2023
(€ thousands)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)
Associates
TFI Group(1)(2)	—	—	—	—	—	—	—	—	—	—	—	—	3,233	288	740	—	(7)	—
Filati Biagioli Modesto S.p.A.	—	4,016	20	—	—	—	—	5,782	65	—	—	—	5	4,782	141	—	96	—
Norda Run Inc.	—	—	1	—	—	(1)	—	138	(4)	—	—	—	—	2,072	122	—	—	(14)
Luigi Fedeli e Figlio S.r.l.	15	—	—	—	—	—	62	547	4	—	(5)	—	86	85	—	—	—	—
Total associates	15	4,016	21	—	—	(1)	62	6,467	65	—	(5)	—	3,324	7,227	1,003	—	89	(14)
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
EZ Real Estate	14	2,618	3,871	2,040	(691)	—	14	2,534	4,187	2,106	(744)	—	4	2,580	4,100	2,072	(545)	—
Schneider Group	—	8,979	73	—	—	15	6	13,398	(1)	—	—	—	25	14,209	14	—	—	—
Alan Real Estate S.A.	—	1,765	3,492	—	(1,627)	11	—	1,730	3,160	—	(1,708)	—	—	1,650	3,100	—	(310)	(8)
Agnona S.r.l.	206	42	275	57	—	(3)	70	55	261	67	(1)	—	64	35	210	32	(1)	(1)
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team(2)	150	5,127	593	14	1	3	341	5,632	1,311	39	4	—	195	5,827	614	6	3	—
Other related parties connected to directors and shareholders
UBS Group AG	—	—	1,273	—	419	(971)	—	—	559	—	(1,519)	(1,746)	—	—	3,108	—	(1,522)	350
Other	—	—	2,628	—	—	—	—	—	2,754	—	—	—	—	—	3,038	—	—	—
Total transactions with related parties	385	22,547	12,226	2,111	(1,898)	(946)	493	29,816	12,296	2,212	(3,973)	(1,746)	3,612	31,528	15,187	2,110	(2,286)	327
Total for the Group	1,916,947	622,910	1,033,871	120,686	(8,962)	9,000	1,946,647	650,087	1,008,324	121,384	(25,967)	(11,338)	1,904,549	680,235	901,364	114,802	(30,839)	(5,262)
______________________
(1)Costs with TFI Group include royalties prior to the completion of the TFI Acquisition amounting to €181 thousand for the year ended December 31, 2023.
(2)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A. and Pettinatura di Verrone S.r.l.
The following table summarizes assets and liabilities with related parties at December 31, 2025 and 2024.

	At December 31,
	2025				2024
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
Filati Biagioli Modesto S.p.A.	—	91	—	617	—	14	—	780
Luigi Fedeli e Figlio S.r.l.	—	—	—	—	—	—	—	64
Norda Run Inc.	—	—	—	—	—	—	—	—
Total associates	—	91	—	617	—	14	—	844
Monterubello and Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
EZ Real Estate	34,723	619	28,577	7,036	39,222	81	33,284	8,955
Alan Real Estate S.A.	35,830	—	32,106	5,410	37,357	—	33,332	5,153
Schneider Group	—	3	—	2,508	—	211	—	2,319
Agnona S.r.l.	—	96	—	132	—	33	—	125
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team(1)	329	114	—	1,441	179	280	—	1,944
Other related parties connected to directors and shareholders
UBS Group AG	1,616	10,185	667	2,489	2,542	52,788	1,756	23,254
Other	—	—	—	754	—	—	—	599
Total transactions with related parties	72,498	11,108	61,350	20,387	79,300	53,407	68,372	43,193
Total for the Group	1,644,495	1,190,213	985,235	750,392	1,627,811	1,206,162	998,201	852,885
______________________
(1)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A. and Pettinatura di Verrone S.r.l.

The following table summarizes remuneration of and outstanding balances with the directors of the Group and key executives with strategic responsibilities:

	Key Management Personnel				Outstanding Balance
(€ thousands)	Short-term employee benefits(1)	Post- employment benefits	Other long-term benefits	Share-based payments	Employee benefits	Other current and non-current financial liabilities(2)	Other current liabilities
2025	17,871	1,093	(3,175)	1,286	3,749	90,295	4,495
2024	15,849	1,986	3,392	4,058	7,074	127,072	4,912
2023	17,516	3,047	9,110	14,251	4,346	138,558	43,034
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(1)Includes corporate bodies fees, consultancy fees and personnel compensation. 2025 also includes €2,609 thousand arising from changes in senior management during the year.
(2)Primarily relates to liabilities on put contracts entered into as part of the Group’s investment in Thom Browne.